Description of the Plan (Details) - EBP 002 $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) loan $ / shares
EBP, Description of Plan [Line Items]
Par value, per share (in usd per share) | $ / shares	$ 0.01
Requisite service period	1 month
Maximum contribution to eligible compensation percentage	0.50
Automatic enrollment, period to revoke or modify election post hire or rehire date	60 days
Automatic annual increase percentage	1.00%
Automatic maximum percentage	10.00%
Employee contribution automatic vesting percentage	100.00%
Contribution vesting percentage	100.00%
Minimum borrowing amount	$ 1
Maximum borrowing amount	$ 50
Maximum percentage of vested value, available for borrowing	50.00%
Maximum number of loans | loan	2
Maximum borrowing period	10 years
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	8.50%